Intangible Assets, Net (Details) - Schedule of intangible assets, net - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Less: Accumulated amortization	$ (2,819)	$ (143)
Intangible assets, net	30,538	20,063
Copyrights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	2,499	2,703
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	16,171	17,503
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	$ 14,687